Expense Example {- Franklin Templeton SMACS: Series H} - Franklin Strategic Series SMACS-04 - Franklin Templeton SMACS: Series H - Advisor Class	Jan. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	850
5 years	1,718
10 years	$ 3,963